Submission	Aug. 23, 2024
Submission [Line Items]
Central Index Key	0001576280
Registrant Name	Guardant Health, Inc.
Registration File Number	333-272121
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES